Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Accounting Policy [Line Items]
Summary of Significant Accounting Policies	Summary of Significant Accounting Policies
Basis of Accounting

The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP).

Use of Estimates

The preparation of the financial statements in conformity with GAAP requires management to make estimates that affect the amounts reported in the financial statements and accompanying notes and supplemental schedule. Actual results could differ from those estimates.

Investment Valuation and Income Recognition

The Plan’s investments are stated at fair value with the exception of fully benefit-responsive investment contracts, which are stated at contract value. See Note 3 for discussion on fair value measurements. See Note 7 for discussion of the fully benefit-responsive investment contracts.

Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded as earned. Dividends are recorded on the ex-dividend date. Net appreciation (depreciation) in the fair value of investments includes the Plan’s gains and losses on investments bought and sold, as well as held during the year.

Benefit Payments

Benefit payments are recorded when paid.